Summary of Significant Accounting Policies - Advertising Expenses (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Advertising Expenses
Advertising expenses	$ 5.8	$ 3.7	$ 5.5	$ 3.4	$ 2.2